Insider Trading Arrangements	3 Months Ended
Mar. 31, 2024
Trading Arrangements, by Individual
Rule 10b5-1 Arrangement Adopted	false
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false